Deferred Revenue	12 Months Ended
Dec. 31, 2019
Deferred Revenue [Abstract]
Deferred Revenue
14.	Deferred Revenue

Current deferred revenue included $5,258 of advances from customers (December 31, 2018 - $ 2,791) and $204 from Chinese government for stockpiling of H5N1 and hepatitis A vaccines (December 31, 2018 -  $116).